Net Loss Per Share - Schedule of Earnings Per Share, Basic and Diluted (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares
Earnings Per Share [Abstract]
Net loss attributable to common stockholders | $	$ (36,641)	$ (96,305)	$ (21,529)
Basic weighted-average common shares outstanding (in shares) | shares	83,188,276	16,655,634	16,029,826
Basic loss for the period attributable to common stockholders (in dollars per share) | $ / shares	$ (0.44)	$ (5.78)	$ (1.34)
Effect of dilutive securities:
Adjustment to numerator - Change in fair value of Columbia Warrant liability (in shares) | $	$ (18,635)	$ 0	$ 0
Dilutive numerator (in shares) | $	$ (55,276)	$ (96,305)	$ (21,529)
Columbia warrants (shares) | shares	609,873	0	0
Diluted weighted-average common shares outstanding (in shares) | shares	83,798,149	16,655,634	16,029,826
Diluted loss for the period attributable to common stockholders (in dollars per share) | $ / shares	$ (0.66)	$ (5.78)	$ (1.34)
Exchange ratio	3.3028	3.3028	3.3028